American Funds Short-Term Tax-Exempt Bond Fund®

Limited Term Tax-Exempt Bond Fund of America®

The Tax-Exempt Bond Fund of America®

American High-Income Municipal Bond Fund®

The Tax-Exempt Fund of California®

American Funds Tax-Exempt Fund of New York®

Prospectus Supplement

July 1, 2019

(for prospectus dated October 1, 2018, as supplemented to date)

1. The “Fees and expenses of the fund” section of the prospectus for American Funds Tax-Exempt Fund of New York is amended by replacing the “Annual fund operating expenses” table and the cumulative estimated expense example table under the heading “Example” with the updated tables set forth below. Except as indicated below, footnotes in the prospectus remain unchanged.

American Funds Tax-Exempt Fund of New York

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3
Management fees	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.25	none	none
Other expenses[2]	0.13	0.13	0.14	0.20	0.19	0.10
Total annual fund operating expenses	0.68	1.43	0.69	0.75	0.49	0.40
Expense reimbursement[2,3]	0.05	0.05	0.05	0.05	0.05	0.05
Total annual fund operating expenses after expense reimbursement	0.63	1.38	0.64	0.70	0.44	0.35
[2]	Restated to reflect current fees.
[3]	The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least July 1, 2020. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Share class:	A	C	T	F-1	F-2	F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$ 437	$ 240	$ 314	$ 72	$ 45	$ 36		1 year	$ 140
3 years	580	448	460	235	152	123		3 years	448
5 years	735	777	620	412	269	219		5 years	777
10 years	1,185	1,709	1,082	926	611	500		10 years	1,709

2. The second and third paragraphs of the “Rollovers from retirement plans to IRAs” section of the prospectus areamended to read as follows:

Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus. Class C shares are not available if the assets are being rolled over from investments held in American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

Rollovers to IRAs from retirement plans that are rolled into Class A shares will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

·	rollovers to Capital Bank and Trust CompanySM IRAs if the assets were invested in any fund managed by the investment adviser or its affiliates at the time of distribution;
·	rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and
·	rollovers to Capital Bank and Trust Company IRAs from investments held in American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

3. The second paragraph of the “Fund expenses” section of the prospectus is amended to read as follows:

For all share classes, “Other expenses” items in the Annual Fund Operating Expenses table in this prospectus include fees for administrative services provided by the fund’s investment adviser and its affiliates. Administrative services are provided by the investment adviser and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The Administrative Services Agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of .05% for all share classes. The fund’s investment adviser receives an administrative services fee at the annual rate of .03% of the average daily net assets of the fund attributable to Class A, C, T and F shares (which could be increased as noted above) for its provision of administrative services.

4. The following sections under the title “Raymond James & Associates, Inc., Raymond James Financial Services, Inc., & Raymond James affiliates (“Raymond James”) Class A share Front-End Sales Charge Waiver” in the “Appendix” section of the prospectus is amended to read as follows:

Raymond James & Associates, Inc., Raymond James Financial Services, Inc., and each entity’s affiliates (“Raymond James”) Class A share Front-End Sales Charge Waiver

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales charge waivers on Class A shares available at Raymond James

·	Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
·	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
·	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
·	A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A and C shares available at Raymond James

·	Death or disability of the shareholder.
·	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
·	Return of excess contributions from an IRA Account.
·	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the fund’s prospectus.
·	Shares acquired through a right of reinstatement.

Front-end sales charge discounts available at Raymond James: breakpoints, rights of accumulation and/or letters of intent

·	Breakpoints as described in this prospectus.
·	Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
·	Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Keep this supplement with your prospectus.

Lit. No. MFGEBS-342-0719P Printed in USA CGD/AFD/10039-S74868

American Funds Short-Term Tax-Exempt Bond Fund® Limited Term Tax-Exempt Bond Fund of America® The Tax-Exempt Bond Fund of America® American High-Income Municipal Bond Fund®

Prospectus Supplement

July 1, 2019

(for prospectus dated October 1, 2018)

The second paragraph of the “Fund expenses” section of the prospectus is amended to read as follows:

“Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus include fees for administrative services provided by the fund’s investment adviser and its affiliates. Administrative services are provided by the investment adviser and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The Administrative Services Agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of .05% for all share classes. The fund's investment adviser receives an administrative services fee at the annual rate of .03% of the average daily net assets of the fund attributable to Class R-6 shares (which could be increased as noted above) for administrative services provided to this share class.

Keep this supplement with your prospectus.

Lit. No. MFGEBS-341-0719P Printed in USA CGD/AFD/10039-S74867

Statement of Additional Information Supplement July 1, 2019

For the following funds with statements of additional information dated August 1, 2018 – June 1, 2019 (as supplemented to date):

AMCAP Fund®	American Balanced Fund®
American Funds Corporate Bond Fund®	American Funds Developing World Growth and Income FundSM
American Funds Emerging Markets Bond Fund®	American Funds Global Balanced FundSM
American Funds Inflation Linked Bond Fund®	American Funds Mortgage Fund®
American Funds Multi-Sector Income FundSM	American Funds Short-Term Tax-Exempt Bond Fund®
American Funds Strategic Bond FundSM	American Funds Tax-Exempt Fund of New York®
American Funds U.S. Government Money Market FundSM	American High-Income Municipal Bond Fund®
American High-Income Trust®	American Mutual Fund®
The Bond Fund of America®	Capital Income Builder®
Capital World Bond Fund®	Capital World Growth and Income Fund®
EuroPacific Growth Fund®	Fundamental Investors®
The Growth Fund of America®	The Income Fund of America®
Intermediate Bond Fund of America®	International Growth and Income FundSM
The Investment Company of America®	Limited Term Tax-Exempt Bond Fund of America®
The New Economy Fund®	New Perspective Fund®
New World Fund, ® Inc.	Short-Term Bond Fund of America®
SMALLCAP World Fund®	The Tax-Exempt Bond Fund of America®
The Tax-Exempt Fund of California®	U.S. Government Securities Fund®

Changes apply to all funds unless otherwise noted below.

1. The third footnote under the “Fund shares owned by trustees” table in the “Management of the fund” section of the American Funds U.S. Government Money Market Fund statement of additional information is amended to read as follows:

[3]	Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Amounts deferred by the trustee accumulate at an earnings rate determined by the total return of the fund.

2. The first footnote under the “Trustee compensation” table in the “Management of the fund” section of the American Funds U.S. Government Money Market Fund statement of additional information is amended to read as follows:

[1]	Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the fund in 2009. Deferred amounts accumulate at an earnings rate determined by the total return of the fund. Compensation shown in this table for the fiscal year ended September 30, 2018 does not include earnings on amounts deferred in previous fiscal years. See footnote 2 to this table for more information.

3. The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the American Balanced Fund statement of additional information is amended to read as follows. Footnotes in the statement of additional information remain unchanged.

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Gregory D. Johnson	Over $1,000,000	1	$88.2	None		None
Hilda L. Applbaum	$500,001 – $1,000,000	2	$100.7	2	$1.08	None
Jeffrey T. Lager	Over $1,000,000	2	$123.9	None		None
Paul Benjamin	$500,001 – $1,000,000	None		None		None
James R. Mulally	Over $1,000,000	7	$128.4	1	$0.09	None
John R. Queen	$100,001 – $500,000	3	$30.0	None		49	$0.59
Alan N. Berro	Over $1,000,000	25	$281.0	None		None
Pramod Atluri	$500,001 – $1,000,000	3	$149.5	None		None
Michael T. Kerr	Over $1,000,000	3	$277.9	None		None
Alan J. Wilson	Over $1,000,000	3	$290.7	None		None

4. The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of The Income Fund of America statement of additional information is amended to read as follows. Except as indicated below the table, footnotes in the statement of additional information remain unchanged.

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions) [2,3]
Hilda L. Applbaum	Over $1,000,000	2	$132.9	2	$1.04	None
Andrew B. Suzman	Over $1,000,000	21	$338.6	None		None
Dina N. Perry	Over $1,000,000	1	$100.6	1	$5.21	None
Paul Flynn	$100,001 – $500,000	2	$6.8	3	$1.37	None
Anirudh Samsi[4]	$500,001 - $1,000,000	1	$0.4	2	$1.28	None
Pramod Atluri	$500,001 – $1,000,000	3	$181.1	None		None
David A. Daigle	Over $1,000,000	5	$59.8	3	$0.81	2	$0.68
James R. Mulally	Over $1,000,000	7	$164.8	1	$0.09	None
Shannon Ward	$100,001 – $500,000[4]	2	$17.7	1	$0.05	None

4 Information is as of May 31, 2019.

5 Information is as of September 15, 2017.

5. The fourth paragraph under the heading “Investment Advisory and Service Agreement” in the “Management of the Fund” section of American Funds Corporate Bond Fund statement of additional information is amended to read as follows:

Under the Agreement, the investment adviser receives a management fee at the annual rate of .377% of the average daily net assets of the fund. Management fees are paid monthly and accrued daily.

6. The management fee table under the heading “Investment Advisory and Service Agreement” in the “Management of the Fund” section of American Funds Strategic Bond Fund statement of additional information is amended to read as follows:

Under the Agreement, the investment adviser receives a management fee based on the following annualized rates and daily net asset levels:

Rate	Net asset level
	In excess of	Up to
0.447%	$ 0	$ 1,500,000,000
0.310	1,500,000,000

Management fees are paid monthly and accrued daily.

7. The management fee table under the heading “Investment Advisory and Service Agreement” in the “Management of the Fund” section of American Funds Tax-Exempt Fund of New York statement of additional information is amended to read as follows:

Rate	Daily net asset level
	In excess of	Up to
0.204%	$ 0	$1,500,000
0.180	1,500,000

8. The third paragraph under the heading “Administrative services” in the “Management of the fund” section of the statement of additional information is amended to read as follows:

The Administrative Services Agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of .05% for all share classes. The fund’s investment adviser receives an administrative services fee at the annual rate of .03% of the average daily net assets of the fund attributable to Class A, C, T, F, R and 529 shares (which could be increased as noted above) for its provision of administrative services. Administrative services fees are paid monthly and accrued daily.

9. The third paragraph under the heading “Administrative services” in the “Management of the series” section of the American Funds Tax-Exempt Fund Series statement of additional information is amended to read as follows:

The Administrative Services Agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of .05% for all share classes. The fund’s investment adviser receives an administrative services fee at the annual rate of .03% of the average daily net assets of the fund attributable to Class A, C, T, F and R-6 shares (which could be increased as noted above) for its provision of administrative services. Administrative services fees are paid monthly and accrued daily.

Keep this supplement with your statement of additional information.

Lit No. MFGEBS-338-0719O CGD/10149-S74845